Related Party Transactions and Balances (Details Textual) (USD $)	1 Months Ended	6 Months Ended		41 Months Ended
	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Related Party Transaction [Line Items]
Long-term Debt, Gross		$ 420,000		$ 420,000
Interest Paid		135,074	84,643	434,563
Kaiyuan Real Estate Development [Member]
Related Party Transaction [Line Items]
Business Combination Separately Recognized Transactions Expenses Agreed Per Month	7,500
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized		42,333	32,211	180,812
Business Combination, Separately Recognized Transactions, Liabilities Recognized		180,812		180,812
Executives [Member]
Related Party Transaction [Line Items]
Interest Payable		$ 272,366		$ 272,366